Stock-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation

(7) Stock-based Compensation

The Company grants restricted shares of common stock and performance share units to key employees and directors as part of their compensation under the 2009 Long-term Incentive Plan. Future awards of stock options, restricted stock grants or other equity awards under the 2009 Long-term Incentive Plan are available with up to 191,569 shares of common stock.

During 2013, 2014 and 2015, the Company had $12.8 million, $10.7 million and $8.1 million, respectively, in stock-based compensation expense which is included in general and administrative expenses. The excess income taxes associated with stock-based compensation recognized in additional paid in capital were $2.0 million, $1.1 million and $2.0 million for the years ended December 31, 2013, 2014 and 2015, respectively.

Stock Options

At December 31, 2015, the Company had options outstanding to purchase 11,730 shares of common stock at $166.10 per share. The stock options have a weighted average life of 1 year.

The following table summarizes information related to stock option activity under the Company’s incentive plans for the year ended December 31, 2015:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2015	23,030	$164.50
Expired or forfeited	(11,300)	$162.90

Outstanding at December 31, 2015	11,730	$166.10

Exercisable at December 31, 2015	11,730	$166.10

There were no stock option exercises in 2013, 2014 or 2015. No stock option has been granted since 2008 and all compensation cost related to stock options has been recognized. Stock options outstanding at December 31, 2014 and 2015 had no intrinsic value based on the closing price for the Company’s common stock at those dates.

Restricted Stock

The fair value of restricted stock grants is amortized over the vesting period, generally one to four years, using the straight-line method. Total compensation expense recognized for restricted stock grants was $9.8 million, $7.3 million and $6.0 million for the years ended December 31, 2013, 2014 and 2015, respectively. The fair value of each restricted share on the date of grant is equal to the fair market price of a share of the Company’s stock.

A summary of restricted stock activity for the year ended December 31, 2015 is presented below:

	Number of Restricted Shares	Weighted Average Grant Price
Outstanding at January 1, 2015	241,505	$99.55
Granted	202,074	$26.70
Vested	(115,349)	$111.15
Forfeitures	(14,170)	$74.25

Outstanding at December 31, 2015	314,060	$49.55

The per share weighted average fair value of restricted stock grants in 2013, 2014 and 2015 was $82.20, $101.20 and $26.70, respectively. Total unrecognized compensation cost related to unvested restricted stock of $5.1 million as of December 31, 2015 is expected to be recognized over a period of 1.8 years. The fair value of restricted stock which vested in 2013, 2014 and 2015 was $7.0 million, $10.0 million and $3.7 million, respectively.

Performance Share Units

The Company issues PSUs as part of its long-term equity incentive compensation. PSU awards can result in the issuance of common stock to the holder if certain performance criteria is met during a performance period. The performance periods consist of one year, two years and three years, respectively. The performance criteria for the PSUs are based on the Company’s annualized total stockholder return (“TSR”) for the performance period as compared with the TSR of certain peer companies for the performance period. The costs associated with PSUs are recognized as general and administrative expense over the performance periods of the awards.

The fair value of PSUs was measured at the grant date using a stochastic process method utilizing the Geometric Brownian Motion Model (“GBM Model”). A stochastic process is a mathematically defined equation that can create a series of outcomes over time. These outcomes are not deterministic in nature, which means that by iterating the equations multiple times, different results will be obtained for those iterations. In the case of the Company’s PSUs, the Company cannot predict with certainty the path its stock price or the stock prices of its peers will take over the future performance periods. By using a stochastic simulation, the Company can create multiple prospective total return pathways, statistically analyze these simulations, and ultimately make inferences to the most likely path the total return will take. As such, because future stock returns are stochastic, or probabilistic with some direction in nature, the stochastic method, specifically the GBM Model, is deemed an appropriate method by which to determine the fair value of the PSUs. Significant assumptions used in this simulation include the Company’s expected volatility and a risk-free interest rate based on U.S. Treasury yield curve rates with maturities consistent with the vesting periods, as well as the volatilities for each of the Company’s peers. Assumptions regarding volatility included the historical volatility of each company’s stock and the implied volatilities of publicly traded stock options. For the PSUs granted in 2014, the valuation inputs included a risk free interest rate of 0.6% and a range of volatilities of 38% to 70%. For the PSUs granted in 2015, the valuation inputs included a risk free rate of 1.1% and a range of volatilities of 37% to 65%.

In 2014, the Company granted 37,792 PSUs with a grant date fair value of $3.7 million, or $99.05 per unit. In 2015, the Company granted 94,250 PSUs with a grant date fair value of $0.7 million, or $7.30 per unit. No PSUs were awarded in 2013. The fair value of PSUs is amortized over the vesting period of one to three years, using the straight-line method. Total compensation expense recognized for PSUs was $3.0 million, $3.4 million and $2.1 million for the years ended December 31, 2013, 2014 and 2015, respectively.

A summary of PSU activity for the year ended December 31, 2015 is presented below:

	Number of PSUs	Weighted Average Grant Price
Outstanding at January 1, 2015	74,614	$99.40
Granted	94,250	$7.30
Unearned or forfeited	(34,943)	$96.35

Outstanding at December 31, 2015	133,921	$35.35

The number of awards assumes a one multiplier. The final number of shares of common stock issued may vary depending upon the performance multiplier, and can result in the issuance of zero to 280,035 shares of common stock based on the achieved performance ranges from zero to two. As of December 31, 2015, there was $2.0 million of total unrecognized expense related to PSUs, which is being amortized through December 31, 2017.